Goodwill and Intangible Assets - Schedule of Changes in Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 0
Impact of foreign currency translation	641
Goodwill, Ending Balance	53,627
Exact Earth Acquisition [Member]
Goodwill [Line Items]
Goodwill related to exactEarth acquisition	$ 52,986